Integrio Technologies, LLC Asset Acquisition (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 14, 2016	Jun. 30, 2017	Dec. 31, 2016
Integrio Technologies, LLC Asset Acquisition (Textual)
Purchase price of transaction, description		(i) 61,649 Class A Units (the "Class A Units"), with each Class A Unit consisting of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $39.375 (the "Exercise Price") and (ii) 4,060 Class B Units (the "Class B Units"), with each Class B Unit consisting of one share of Series 2 Preferred and one warrant to purchase the number of shares of Common Stock equal to the number of shares of Common Stock underlying the Series 2 Preferred at the Exercise Price.
Integrio Technologies, LLC [Member]
Integrio Technologies, LLC Asset Acquisition (Textual)
Total purchase price of acquisition	$ 2,332,000		$ 2,332,000
Cash paid to acquire company	753,000		753,000
Value of common shares issued for acquisition	$ 101,000		$ 101,000
Purchase price of transaction, description	The total recorded purchase price for the transaction was $2,332,000 at closing on November 21, 2016 ("Closing") which consisted of the cash paid at Closing of $753,000, $400,000 cash that will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, $1,078,000 in contingent earnout payments and $101,000 representing the fair value of the stock issued at Closing		The total recorded purchase price for the transaction was $2,332,000 which consisted of the cash paid at Closing of $753,000, $400,000 cash that will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, $1,078,000 in contingent earnout payments and $101,000 representing the fair value of the stock issued upon closing.
Uncollectible accounts receivable	$ 561,000
Integrio Technologies, LLC [Member] | Asset Purchase Agreement [Member]
Integrio Technologies, LLC Asset Acquisition (Textual)
Asset purchase agreement, description

The consideration paid for the assets included an aggregate of (A) $1,800,000 in cash, of which $1,400,000 minus the Seller’s Cash On Hand (as defined in the Purchase Agreement) and certain amounts payable to creditors of the Seller were paid upon the closing of the Acquisition (the “Closing”) and $400,000 will be paid in two annual installments of $200,000 each on the respective anniversary dates of the Closing, subject to certain set offs and recoupment by Buyer; (B) 1,178 unregistered restricted shares of the Company’s voting common stock valued at $675.00 per shar;e (C) the aggregate amount of certain specified assumed liabilities; and (D) up to an aggregate of $1,200,000 in earnout payments, of which up to $400,000 shall be payable to the Seller per year for the three years following the Closing.